Preferred stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Preferred stock
Preferred stock
As of December 31, 2018, the Company is authorized to issue 10,000,000 shares of preferred stock ("Preferred Stock") with a par value of $0.0001 per share. The Company has not issued any shares of Preferred Stock as of December 31, 2018.